Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 47,688	$ 42,323	$ 33,675
Total revenues (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 21,200	$ 21,100	$ 18,300
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 17,200	$ 15,700	$ 13,300
Total revenues (Share %)	36.00%	37.00%	39.00%
Total non-current assets	$ 8,800	$ 8,900	$ 8,600
Total non-current assets (Share %)	41.00%	42.00%	47.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 8,000	$ 6,700	$ 5,000
Total revenues (Share %)	17.00%	16.00%	15.00%
Total non-current assets	$ 1,200	$ 1,300	$ 1,200
Total non-current assets (Share %)	6.00%	6.00%	7.00%
EMEA (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 8,400	$ 7,000	$ 6,100
Total revenues (Share %)	18.00%	17.00%	18.00%
Total non-current assets	$ 2,700	$ 2,700	$ 2,600
Total non-current assets (Share %)	13.00%	13.00%	14.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 14,900	$ 12,000	$ 9,200
Total revenues (Share %)	31.00%	28.00%	27.00%
Total non-current assets	$ 8,500	$ 8,200	$ 5,900
Total non-current assets (Share %)	40.00%	39.00%	32.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ (900)	$ 900	$ 0
Total revenues (Share %)	(2.00%)	2.00%	0.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%